CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (4,614,348)	$ (3,997,918)
Net loss attributable to noncontrolling interest		(864)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	344,631	273,623
Stock-based compensation	747,432	830,039
Change in fair value of warrant liability	(77,060)
Repayment of shareholder loan through in-kind services	55,860	55,934
Impairment of digital assets	23,885
Changes in assets and liabilities:
Accounts receivable	539,770	(278,629)
Related party receivables	(20,533)	11,229
Prepaid expenses and other current assets	294,198	(124,899)
Other assets	27,539	(30,183)
Accounts payable and accrued expenses	(522,797)	(369,952)
Related party payables	(89,616)	(174,468)
Deferred revenue	(287,713)	(175,270)
Customer deposit liabilities	(280,108)
Net cash flows from operating activities	(3,858,860)	(3,981,358)
Cash flows from investing activities:
Purchases of property and equipment	(18,117)	(31,256)
Capitalized internally developed software costs	(395,748)	(254,919)
Acquisition of Pixelpin intangible asset	13,362	(90,621)
Purchase of digital assets	(30,000)
Patent application costs	(93,749)	(107,521)
Net cash flows from investing activities	(524,252)	(484,317)
Cash flows from financing activities:
Proceeds from exercise of warrants to common stock	3,385,935
Proceeds from exercise of options to common stock	71,592
Proceeds from issuance of common stock	203,439	3,973,339
Proceeds from issuance of common stock warrants	55,838
Principal payment on financial liability	(30,098)
Repayment of debt		(344,219)
Proceeds from loan from Maltese government		548,070
Net cash flows from financing activities	3,686,706	4,177,190
Effect of foreign currency translation on cash	48,274	44,727
Net change in cash and cash equivalents	(648,132)	(243,758)
Cash and cash equivalents, beginning of period	3,475,695	1,469,952
Cash and cash equivalents, end of period	2,827,563	1,226,194
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	8	$ 29,053
Supplemental disclosure of non-cash activity:
Property and equipment acquired under financial liability	$ (297,240)